Note 23 - Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
	Years Ended December 31,
	2016	2015	2014

Beginning Balance	$(4,434,351)	$(4,844,974)	$(9,075,026)

Other Comprehensive Income Before Reclassification	(333,542)	403,055	4,245,717

Amounts Reclassified from Accumulated Other Comprehensive Income	(254,247)	7,568	(15,665)

Net Current Period Other Comprehensive Income	(587,789)	410,623	4,230,052

Ending Balance	$(5,022,140)	$(4,434,351)	$(4,844,974)